Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes [Table Text Block]
The significant components of the provision for (benefit from) income taxes are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Current:
U.S. federal	$250	$669	$(774)
Non-U.S.	205	617	399
State	58	75	1
Total current	513	1,361	(374)
Deferred:
U.S. federal	369	(103)	415
Non-U.S.	(12)	(114)	(76)
State	12	19	(8)
Total deferred	369	(198)	331
Provision for (benefit from) income taxes before tax effects of other comprehensive income	882	1,163	(43)
Tax effects of elements of other comprehensive income:
Pension and post-retirement liabilities	125	67	(10)
Financial derivatives	57	20	(70)
Foreign currency translation	59	45	(30)
Total income tax expense (benefit) in comprehensive income	$1,123	$1,295	$(153)

Schedule of income before taxes and schedule of effective income tax reconciliation [Table Text Block]
The following table reconciles the expected tax expense (benefit) at the U.S. statutory federal income tax rate to the total income tax provision as calculated:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Income (loss) before income taxes:
U.S.	$3,289	$3,458	$(456)
Non-U.S.	1,487	3,328	1,842
Total	$4,776	$6,786	$1,386

Income tax at U.S. statutory rate	$1,003	$1,425	$291
Increase (reduction) resulting from:
Non-U.S. income taxed at different statutory rates	27	73	14
Changes in tax laws	—	(6)	(298)
Return to accrual adjustments	16	(179)	(50)
State income taxes, net of federal benefit	60	82	(2)
Exempt income	(213)	(303)	(144)
Uncertain tax positions	(74)	19	97
Other, net	63	52	49
Income tax provision	$882	$1,163	$(43)

Schedule of deferred tax assets and liabilities [Table Text Block]
The deferred tax effects of tax loss, credit and interest carryforwards (“tax attributes”) and the tax effects of temporary differences between the tax basis of assets and liabilities and their reported amounts in the Consolidated Financial Statements, reduced by a valuation allowance where appropriate, are presented below.

	December 31,
Millions of dollars	2022	2021
Deferred tax liabilities:
Accelerated tax depreciation	$2,383	$1,838
Investment in joint venture partnerships	504	525
Inventory	194	192
Operating lease assets	373	423
Other liabilities	123	142
Total deferred tax liabilities	$3,577	$3,120
Deferred tax assets:
Tax attributes	$210	$182
Employee benefit plans	200	339
Operating lease liabilities	399	429
Other assets	133	136
Total deferred tax assets	942	1,086
Deferred tax asset valuation allowances	(66)	(126)
Net deferred tax assets	876	960
Net deferred tax liabilities	$2,701	$2,160

	December 31,
Millions of dollars	2022	2021
Balance sheet classifications:
Deferred tax assets—long-term	$157	$174
Deferred tax liabilities—long-term	2,858	2,334
Net deferred tax liabilities	$2,701	$2,160

Schedule of the expiration of the tax attributes and the related deferred tax assets [Table Text Block]
The scheduled expiration of the tax attributes and the related deferred tax assets, before valuation allowance, as of December 31, 2022 are as follows:

Millions of dollars	Tax Attributes	Deferred Tax on Tax Attributes
2023	$12	$1
2024	39	1
2025	18	1
2026	13	1
2027	5	1
Thereafter	336	28
Indefinite	680	177
Total	$1,103	$210

Schedule of deferred tax assets of tax attributes by jurisdiction [Table Text Block]
The tax attributes are primarily related to operations in the United States, France, United Kingdom and The Netherlands. The related deferred tax assets by primary jurisdictions are shown below:

	December 31,
Millions of dollars	2022	2021	2020
United States	$84	$25	$25
France	46	26	58
United Kingdom	45	31	30
The Netherlands	13	81	103
Spain	6	—	6
Other	16	19	20
Total	$210	$182	$242

Schedule of valuation allowance by jurisdiction [Table Text Block]
A summary of the valuation allowances by primary jurisdiction is shown below, reflecting the valuation allowances for all the net deferred tax assets, including deferred tax assets for tax attributes and other temporary differences.

	December 31,
Millions of dollars	2022	2021	2020
United Kingdom	$29	$31	$30
France	22	26	26
United States	11	12	14
The Netherlands	3	55	57
Other	1	2	5
	$66	$126	$132

Schedule of unrecognized tax benefits [Table Text Block]
Tax benefits totaling $271 million, $327 million and $339 million relating to uncertain tax positions were unrecognized as of December 31, 2022, 2021 and 2020, respectively. The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Balance, beginning of period	$327	$339	$238
Additions for tax positions of current year	22	—	1
Additions for tax positions of prior years	13	20	113
Reductions for tax positions of prior years	(91)	(21)	(12)
Settlements (payments/refunds)	—	(11)	(1)
Balance, end of period	$271	$327	$339